DEPOSITS HELD BY VENDORS	9 Months Ended
Sep. 30, 2012
Deposits Held By Vendors
DEPOSITS HELD BY VENDORS

NOTE 15 – DEPOSITS HELD BY VENDORS

During the nine months ended September 30, 2012 and in December 2011, the Company paid approximately $1,650,000 and $245,000, respectively, to a non-affiliated third party vendor and warrant holder for fees related to research and development of new products.  During the three and nine months ended September 30, 2012, approximately $950,000 and $1,825,000, respectively, was charged to expense leaving a balance of $0, which is recorded as deposits to vendors in the accompanying consolidated condensed financial statements.  The Company believes that it will incur additional related fees in 2012 in the approximate amount of at least $500,000.

During the nine months ended September 30, 2012 and in December 2011, the Company paid approximately $634,000 and $55,000, respectively, to a non-affiliated third party vendor and shareholder as down payments on inventory purchases.  These down payments were recorded as deposits with vendors in the accompanying consolidated condensed financial statements.  During the three and nine months ended September 30, 2012, approximately $259,000 and $420,000, respectively, was applied to inventory purchases leaving an unused balance of approximately $269,000.

During the nine months ended September 30, 2012, the Company paid approximately $63,000 to a non-affiliated third party vendor as down payments on inventory purchases.  This down payment was recorded as deposits with vendors in the accompanying consolidated condensed financial statements.  During the nine months ended September 30, 2012, $0 was applied to inventory purchases leaving an unused balance of approximately $63,000.